Financial instruments - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (494,493)	R$ (6,567,720)
2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	108,204	(1,753,846)
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	355,770	(1,699,768)
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	720,745	(36,905)
2028 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (1,679,212)	R$ (3,077,201)